Nature of the Business and Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2015
Computer Equipment and Software [Member]
Property and equipment estimated useful lives	3 years
Furniture [Member]
Property and equipment estimated useful lives	3 years
Machinery [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Machinery [Member] | Maximum [Member]
Property and equipment estimated useful lives	5 years